Note 14 - (Loss) earnings per share: Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details
Net (loss) income attributable to Tungray Technologies Inc	$ (480,019)	$ 856,536	$ 2,851,467
Weighted average number of common shares outstanding - basic and diluted	15,949,600	15,000,000	15,000,000
(Loss) earnings per share - basic and diluted	$ (0.03)	$ 0.06	$ 0.19